Clinical Trials Grant - Additional Information (Detail) $ in Thousands		3 Months Ended		9 Months Ended
	Jul. 01, 2023 USD ($) TRANCHES	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from award grants	$ 2,000
Number of tranches | TRANCHES	2
Research and Development [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from award grants		$ 194	$ 0	$ 404	$ 0
Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from award grants	$ 1,250
Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from award grants	$ 750